Goodwill and Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
6. Goodwill and Intangible assets, net
The changes in the net carrying amount of goodwill are as follows (in millions):

	Employer Solutions	Professional Services	Total
Balance as of December 31, 2022	$3,606	73	3,679

Foreign currency translation	1	—	1

Balance as of March 31, 2023	$3,607	73	3,680

Intangible assets by asset class are as follows (in millions):

	March 31, 2023			December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets:
Customer-related and contract based intangibles	$3,670	$426	$3,244	$3,670	$364	$3,306
Technology related intangibles	263	74	189	263	63	200
Trade name (finite life)	409	49	360	408	42	366

Total	$4,342	$549	$3,793	$4,341	$469	$3,872

The change in gross carrying amounts for customer-related and contract-based intangibles includes the unfavorable impact of foreign currency translation adjustments.
Amortization expense from finite-lived intangible assets for the three months ended March 31, 2023 and 2022, was $80 million and $79 million, respectively, which was recorded in Depreciation and intangible amortization in the Condensed Consolidated Statements of Comprehensive Income (Loss).
The following table reflects intangible assets net carrying amount and weighted-average remaining useful lives as of March 31, 2023 (in millions, except for years):

	Net Carrying Amount	Weighted-Average Remaining Useful Lives
Intangible assets at March 31, 2023:
Customer-related and contract-based intangibles	$3,244	13.2
Technology-related intangibles	189	4.2
Trade name (finite life)	360	13.1

Total	$3,793

Subsequent to March 31, 2023, the annual amortization expense is expected to be as follows (in millions):

	Customer-Related and Contract Based Intangibles	Technology Related Intangibles	Trade Name Intangibles
2023 (April - December)	$184	$34	$22
2024	246	45	29
2025	246	45	28
2026	246	44	27
2027	246	21	27
Thereafter	2,076	—	227

Total amortization expense	$3,244	$189	$360

6. Goodwill and Intangible assets, net
The changes in the net carrying amount of goodwill are as follows (in millions):

	Employer Solutions	Professional Services	Total
Balance as of December 31, 2021	$3,564	74	3,638

Acquisitions (1)	44	—	44
Foreign currency translation	(2)	(1)	(3)

Balance as of December 31, 2022	$3,606	73	3,679

(1)	Amounts relate to the 2022 Acquisition and measurement period adjustments related to prior year acquisitions. See Note 4 “Acquisitions” for more information.
Goodwill for each reporting unit is tested for impairment annually during the fourth quarter, or more frequently if there are indicators that a reporting unit may be impaired. Accounting Standard Codification 350, Intangibles and Other (“ASC 350”) states that an optional qualitative impairment assessment can be performed to determine whether an impairment is more likely than not by considering various factors such as macroeconomic and industry trends, reporting unit performance and overall business changes. If inconclusive evidence results from the qualitative impairment test, a quantitative assessment is performed where the Company determines the fair value of the reporting units by using a combination of the present value of expected future cash flows and a market approach based on earnings multiple data from peer companies using unobservable level 3 inputs. If an impairment is identified, an impairment is recorded by the amount that the carrying value exceeds the fair value for each reporting unit. While the future cash flows are consistent with those that are used in our internal planning process inclusive of long-term growth assumptions, estimating cash flows requires significant judgment. Future changes to our projected cash flows can vary from the cash flows eventually realized, which may have a material impact on the outcomes of future goodwill impairment tests. The Company uses a weighted average cost of capital that represents the blended average required rate of return for equity and debt capital based on observed market return data and company specific risk factors.
During the fourth quarter of 2022, the Company performed a quantitative assessment in accordance with ASC 350. We evaluated the potential for goodwill impairment by considering macroeconomic conditions, industry and market conditions, cost factors, both current and future expected financial performance, and relevant entity-specific events for each of the reporting units. We also considered our overall market performance discretely as well as in relation to our peers. We utilized a discount rate of 11.0% and a long-term growth rate of 3.5% consistently across all reporting units in the determination of the reporting unit fair value. Other significant assumptions utilized included the Company’s projections of expected future revenues and EBITDA margin, which is defined as earnings before interest, taxes, depreciation and intangible amortization as a percentage of revenue. The Company determined the fair value for each reporting unit exceeded the carrying value as of October 1, 2022, and therefore, goodwill was not impaired. Based on the results of the Company’s quantitative assessment, the fair value of the Health Solutions, Wealth Solutions, Cloud Services and Professional Services reporting units exceeded their carrying values by less than 1%, 6%, 1%, and 29%, respectively. A hypothetical
25-basis
point increase in the discount rate or a hypothetical
50-basis
point decrease in the long-term growth rate could have resulted in goodwill impairment in the Company’s Health Solutions reporting unit of $174 million and the Cloud Services reporting unit of $36 million. The Company’s Wealth Solutions and Professional services reporting units fair value continued to exceed carrying value.
Subsequent to our annual impairment test and until the end of the reporting period, we evaluated changes in macroeconomic conditions, industry and market conditions and determined that these factors were broadly consistent with those that existed as of our annual impairment test date. As such, we determined that no additional goodwill impairment testing was warranted, and goodwill remained recoverable as of December 31, 2022. At December 31, 2022, our reporting units has the following amounts of goodwill: Health Solutions, Wealth Solutions, Cloud Services and Professional Services had $3,075 million, $127 million, $404 million and $73 million, respectively.

Intangible assets by asset class are as follows (in millions):

	December 31, 2022			December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets:
Customer-related and contract based intangibles	$3,670	$364	$3,306	$3,662	$119	$3,543
Technology related intangibles	263	63	200	254	20	234
Trade name (finite life)	408	42	366	407	14	393

Total	$4,341	$469	$3,872	$4,323	$153	$4,170

The net carrying amount of Intangible assets as of December 31, 2022 includes customer-related and contract based identifiable intangible assets, technology related intangible assets and trade name intangible assets.
Amortization expense from finite-lived intangible assets for the Successor year ended December 31, 2022, the six months ended December 31, 2021, and the Predecessor six months ended June 30, 2021 and year ended December 31, 2020 was $316 million, $153 million, $100 million, $200 million, respectively, which was recorded in Depreciation and intangible amortization in the Consolidated Statements of Comprehensive Income (Loss).
The following table reflects intangible asset net carrying amount and weighted average remaining useful lives as of December 31, 2022 (in millions, except for years):

	Net Carrying Amount	Weighted-Average Remaining Useful Lives
Intangible assets at December 31, 2022:
Customer-related and contract-based intangibles	$3,306	13.5
Technology-related intangibles	200	4.5
Trade name (finite life)	366	13.3

Total	$3,872

Subsequent to December 31, 2022, the annual amortization expense is expected to be as follows (in millions):

	Customer-Related and Contract Based Intangibles	Technology Related Intangibles	Trade Name Intangibles
2023	$246	$45	$29
2024	246	45	29
2025	246	45	28
2026	246	44	27
2027	246	21	27
Thereafter	2,076	—	226

Total amortization expense	$3,306	$200	$366